Other equity instruments (Changes of perpetual corporate bonds) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	[1]	¥ 5,068,550
Cumulative distributions, Accrual distribution		342,349	¥ 68,600
Cumulative distributions, Distribution payment		(333,503)
Amount, at the end of period		10,077,396	5,068,550	[1]
Other equity instruments [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period		5,068,550
Amount, Issuance		5,000,000
Cumulative distributions, Accrual distribution		342,349
Cumulative distributions, Distribution payment		333,503
Amount, at the end of period		¥ 10,077,396	¥ 5,068,550
Bond A [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period		25,000,000
Amount, at the beginning of period		¥ 2,533,872
Number, Issuance		0
Amount, Issuance		¥ 0
Cumulative distributions, Accrual distribution		126,250
Cumulative distributions, Distribution payment		¥ (126,250)
Number, at the end of period		25,000,000	25,000,000
Amount, at the end of period		¥ 2,533,872	¥ 2,533,872
Bond B [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period		25,000,000
Amount, at the beginning of period		¥ 2,534,678
Number, Issuance		0
Amount, Issuance		¥ 0
Cumulative distributions, Accrual distribution		129,250
Cumulative distributions, Distribution payment		¥ (129,250)
Number, at the end of period		25,000,000	25,000,000
Amount, at the end of period		¥ 2,534,678	¥ 2,534,678
Yingda Insurance Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period		0
Amount, Issuance		3,283,000
Cumulative distributions, Accrual distribution		58,609
Cumulative distributions, Distribution payment		(52,801)
Amount, at the end of period		3,288,808	0
Yingda Insurance Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period		0
Amount, Issuance		827,000
Cumulative distributions, Accrual distribution		14,498
Cumulative distributions, Distribution payment		(13,035)
Amount, at the end of period		828,463	0
Yingda Insurance Financing Plan (3rd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period		0
Amount, Issuance		890,000
Cumulative distributions, Accrual distribution		13,742
Cumulative distributions, Distribution payment		(12,167)
Amount, at the end of period		¥ 891,575	¥ 0

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).